Document and Entity Information	Apr. 01, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 01, 2026
Entity Registrant Name	TCW Specialty Lending LLC
Entity Incorporation State Country Code	DE
Entity File Number	814-01966
Entity Tax Identification Number	33-4588344
Entity Address Address Line 1	200 Clarendon Street
Entity Address Address Line 2	51st Floor
Entity Address City Or Town	Boston
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02116
City Area Code	617
Local Phone Number	936-2275
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Current Report on Form 8-K/A (the “Amended Form 8-K”) is being filed to amend the Current Report on Form 8-K filed on April 7, 2026 (the “Original 8-K”). This Amended Form 8-K is being filed solely to provide the unaudited schedule of transferred investments described in Item 8.01 below. No other changes were made to the Original Form 8-K other than described herein. All other Items of the Original Form 8-K are unaffected by this Amended Form 8-K and such Items have not been included herein.
Entity Central Index Key	0002066811